LEASES - Leases Not Yet Commenced (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	$ 75,000,000	$ 93,000,000
Income from subleasing right-of-use assets	0
Gains (losses) arising from sale and leaseback transactions	0
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	6,000,000	4,000,000
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	13,000,000	10,000,000
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	7,000,000	10,000,000
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	$ 49,000,000	$ 69,000,000